LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED APRIL 1, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED FEBRUARY 1, 2019, OF

CLEARBRIDGE SMALL CAP VALUE FUND (THE “FUND”)

1a.	Effective April 1, 2019, the section titled “Management — Portfolio managers” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Portfolio manager: Juan Miguel del Gallego, CFA. Mr. del Gallego (a Director and Portfolio Manager of ClearBridge) has been portfolio manager for the fund since 2015.

1b.	Effective April 1, 2019, the section titled “More on fund management — Portfolio managers” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Juan Miguel del Gallego, CFA, has been a portfolio manager for the fund since 2015. Mr. del Gallego is primarily responsible for overseeing the day-to-day operation of the fund and has the ultimate authority to make portfolio decisions.

Mr. del Gallego is a Director and Portfolio Manager of ClearBridge. He joined the subadviser or its predecessor companies in 2001 and has 18 years of investment industry experience. He is a CFA Charterholder and has a BS in Business Administration from Boston University.

The SAI provides information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and any fund shares held by the portfolio manager.

1c.

Effective April 1, 2019, all information related to Timothy Daubenspeck in the sections of the Fund’s Statement of Additional Information titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION — Portfolio Managers — Other Accounts Managed by the Portfolio Managers and Portfolio Managers Securities Ownership” is deleted in its entirety.

2a.	Effective July 1, 2019, the section titled “Management — Portfolio managers” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Portfolio managers: Albert Grosman and Brian Lund, CFA. Mr. Grosman (a Managing Director and a Portfolio Manager of ClearBridge) and Mr. Lund (a Managing Director and a Portfolio Manager of ClearBridge) have been portfolio managers of the fund since July 2019.

2b.	Effective July 1, 2019, the section titled “More on fund management — Portfolio managers” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Albert Grosman and Brian Lund, CFA have been the portfolio managers of the fund since July 2019. Messrs. Grosman and Lund are primarily responsible for overseeing the day-to-day operation of the fund and have the ultimate authority to make portfolio decisions.

Mr. Grosman is a Managing Director and a Portfolio Manager of ClearBridge and has 25 years of industry experience. He joined ClearBridge, LLC in 2007. Mr. Grosman was formerly an equity analyst specializing in small and mid-cap companies with Long Trail Investment Management, Phinity Capital, Cyllenius/BlackRock and Fidelity Management and Research. Mr. Grosman has an MBA from Columbia Business School and a BBA in Business Administration from Emory University.

Mr. Lund is a Managing Director and a Portfolio Manager of ClearBridge and has 18 years of industry experience. Mr. Lund joined the manager in 2004. He was formerly an Equity Analyst at Morningstar, Inc. covering gaming, lodging, and leisure firms, and a Mutual Fund Analyst. Mr. Lund was a Writer/Analyst at the Motley Fool, an online investment service, from 2000-2001.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

2c.

Effective July 1, 2019, all information related to Juan Miguel del Gallego in the sections of the Fund’s Statement of Additional Information titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION — Portfolio Managers — Other Accounts Managed by the Portfolio Managers and Portfolio Managers Securities Ownership” is deleted in its entirety. Effective July 1, 2019, the table in the section of the Fund’s Statement of Additional Information titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION — Portfolio Managers — Other Accounts Managed by the Portfolio Managers” is deleted in its entirety with respect to the Fund only and replaced with the following:

All information is provided as of February 28, 2019.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Albert Grosman	Registered investment companies	3	2.93	None	None
	Other pooled investment vehicles	1	0.06	None	None
	Other accounts	7,622	3.29	None	None

Brian Lund	Registered investment companies	2	1.29	None	None
	Other pooled investment vehicles	1	0.06	None	None
	Other accounts	404	0.12	None	None

2d.

Effective July 1, 2019, the table in the section of the Fund’s Statement of Additional Information titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION — Portfolio Managers — Portfolio Managers Securities Ownership” is deleted in its entirety with respect to the Fund only and replaced with the following:

All information is provided as of February 28, 2019.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Albert Grosman	None
Brian Lund	None

Please retain this supplement for future reference.

CBAX517072

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